Offsets	Jan. 13, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Plus Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-286393
Initial Filing Date	Apr. 04, 2025
Fee Offset Claimed	$ 794.08
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 0.00
Offset Note	A filing fee of $194,082.78 was previously paid in connection with the registration statement on Form S-3 (No. 333-286393) filed by the registrant on April 4, 2025 (the "Prior Registration Statement"). The registrant withdrew the Prior Registration Statement by filing a Form RW on June 23, 2025. As the Prior Registration Statement was not declared effective, no securities were sold thereunder. Accordingly, the full $194,082.78 filing fee previously paid in connection with the Prior Registration Statement remains available to be used to offset the fee currently due and additional fees that may become due for future registration statements. In accordance with Rule 457(p) of the Securities Act, such previously paid filing fee will offset the filing fee of $794.08 currently due pursuant to this registration statement.
Termination / Withdrawal Statement	The Prior Registration Statement (as defined below) was not declared effective and no securities were sold thereunder.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Plus Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-286393
Filing Date	Apr. 04, 2025
Fee Paid with Fee Offset Source	$ 194,082.78